UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                          FORM 13F
                   FORM 13F COVER PAGE
Report for the calendar year or quarter ended: June 30, 2002
Check here if Amendment [   ]; Amendment Number:
This amendment: (Check only one): [  ] is a restatement
                                  [  ] adds new holdings entries
Institutional Investment Manager Filing this Report:

Name: Sanderson & Stocker, Inc.
Address: Post Office Box 3370, Ithaca, NY 14852

13F File Number: 28-6704

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: Alexandra Stocker
Title: Senior Vice President
Telephone: 607-257-5117
Signature, Place, and Date of Signing:
        Alexandra Stocker  Ithaca, NY  July 31, 2002

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT 1934.

                        FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 51

Form 13F Information Table Value Total: $131,080

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      940    24955 SH       SOLE                     4000             20955
AMERICREDIT                    COM              03060R101     3830   136550 SH       SOLE                    78200             58350
AMR CORP COM                   COM              001765106      943    55950 SH       SOLE                    51600              4350
ANADARKO PETROLEUM CORP        COM              032511107     3483    70642 SH       SOLE                    45400             25242
ARDEN RLTY GROUP INC COM       COM              039793104      671    23600 SH       SOLE                     5000             18600
AUTOMATIC DATA PROCESSING INC  COM              053015103     1951    44800 SH       SOLE                    40000              4800
AVERY DENNISON CORP            COM              053611109     5371    85600 SH       SOLE                    48900             36700
BRISTOL MYERS SQUIBB CO        COM              110122108      206     7998 SH       SOLE                                       7998
CELGENE                        COM              151020104     2509   164000 SH       SOLE                    89400             74600
CHEVRONTEXACO CORP COM         COM              166764100      243     2750 SH       SOLE                                       2750
CITIGROUP INC                  COM              172967101     4379   112999 SH       SOLE                    70900             42099
COMPUTER ASSOCIATES            COM              204912109     1778   111912 SH       SOLE                    87000             24912
CONVERGYS CORP                 COM              212485106      968    49700 SH       SOLE                                      49700
COPART INC COM                 COM              217204106     3726   229575 SH       SOLE                   111000            118575
DARDEN RESTAURANTS INC         COM              237194105     1048    42425 SH       SOLE                     8500             33925
DEVON ENERGY CORP COM          COM              25179M103     1087    22050 SH       SOLE                     3000             19050
DOLLAR GEN CORP COM            COM              256669102     6531   343175 SH       SOLE                   191600            151575
DORAL FINL CORP COM            COM              25811P100      864    25875 SH       SOLE                                      25875
DUKE ENERGY CORPORATION        COM              264399106      429    13793 SH       SOLE                                      13793
ELI LILLY & CO                 COM              532457108     3141    55700 SH       SOLE                    30900             24800
ENTERTAINMENT PPTYS TR COM SH  COM              29380T105      340    13800 SH       SOLE                                      13800
FANNIE MAE                     COM              313586109     6711    91000 SH       SOLE                    54700             36300
FLEET BOSTON CORP              COM              339030108     2433    75200 SH       SOLE                    61800             13400
GATX CORP COM                  COM              361448103      570    18925 SH       SOLE                     4000             14925
GENERAL ELECTRIC CO            COM              369604103     4664   160540 SH       SOLE                    88600             71940
HIBERNIA CORP CL A             COM              428656102      905    45750 SH       SOLE                                      45750
HOME DEPOT                     COM              437076102     4505   122650 SH       SOLE                    71100             51550
IBM CORP                       COM              459200101     2875    39924 SH       SOLE                    21800             18124
IMPATH, INC                    COM              45255G101     2430   135350 SH       SOLE                    77900             57450
JOHNSON & JOHNSON              COM              478160104      209     4000 SH       SOLE                                       4000
LOWES COS INC COM              COM              548661107     1323    29150 SH       SOLE                                      29150
MEDTRONIC                      COM              585055106     4990   116450 SH       SOLE                    70800             45650
MELLON FINANCIAL CORP COM      COM              58551A108      805    25600 SH       SOLE                                      25600
MERCK & CO INC                 COM              589331107      203     4000 SH       SOLE                     2000              2000
MICROSOFT CORP                 COM              594918104     4299    78590 SH       SOLE                    43700             34890
MOBILE MINI INC COM            COM              60740F105      607    35500 SH       SOLE                     6300             29200
PAYCHEX INC                    COM              704326107     7473   238816 SH       SOLE                   111900            126916
PROVIDENT BANKSHARES COM       COM              743859100      300    12646 SH       SOLE                                      12646
SBC COMMUNICATIONS INC         COM              78387G103      424    13900 SH       SOLE                                      13900
SHURGARD STORAGE CTRS COM      COM              82567D104      809    23300 SH       SOLE                     6000             17300
SUNGARD DATA SYSTEMS           COM              867363103     9271   350100 SH       SOLE                   208600            141500
SWIFT ENERGY CO                COM              870738101     3046   192878 SH       SOLE                   109600             83278
TEXTRON INC COM                COM              883203101     3417    72850 SH       SOLE                    55200             17650
TIFFANY & CO                   COM              886547108     4132   117400 SH       SOLE                    87600             29800
UNISYS CORP COM                COM              909214108     3492   387961 SH       SOLE                   216810            171151
VERIZON COMMUNICATIONS COM     COM              92343V104     1166    29050 SH       SOLE                     3050             26000
WAL-MART STORES INC            COM              931142103     4181    76000 SH       SOLE                    56000             20000
WASHINGTON MUTUAL INC COMMON   COM              939322103     6934   186850 SH       SOLE                   118500             68350
WILSON GREATBATCH TECHNOLOGIES COM              972232102      622    24400 SH       SOLE                     1500             22900
WYETH                          COM              983024100     3850    75200 SH       SOLE                    54100             21100
SOLV-EX CORP NEW WTS           WT               834382111        0    26261 SH       SOLE                    21730              4531